SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Minnesota Tax-Free Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Municipal Bonds - 93.2%
Education/Student Loan - 15.2%
Baytown Township Rev. (St. Croix Prep)	1,000,000	4.00	8/1/36	835,860
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,100,000	4.00	7/1/37	905,795
Bethel Charter School Lease Rev. (Spectrum High School Proj.)	1,750,000	4.25	7/1/47	1,319,377
Brooklyn Park Charter School Lease Rev. (Athlos Leadership Academy Proj.)	605,000	5.25	7/1/30	574,435
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	320,000	4.00	7/1/24	316,672
Cologne Charter School Lease Rev. (Cologne Academy Proj.)	575,000	5.00	7/1/29	572,165
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	855,000	5.25	7/1/37	851,563
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	600,000	5.25	7/1/40	589,530
Deephaven Charter School Lease Rev. (Eagle Ridge Academy Proj.)	1,000,000	5.50	7/1/50	984,660
Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	1,100,000	5.00	11/1/38	1,019,249
Duluth Hsg. & Redevelopment Auth. Rev. (Public School Academy Proj.)	350,000	5.00	11/1/48	305,134
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	405,000	4.50	8/1/26	402,477
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	1,000,000	5.00	8/1/36	960,880
Forest Lake Charter School Lease Rev. (Lake International Language Academy)	850,000	5.50	8/1/36	852,363
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	875,000	5.00	7/1/31	867,239
Ham Lake Charter School Lease Rev. (Davinci Academy Proj.)	1,000,000	5.00	7/1/36	958,310
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	815,000	4.00	11/1/26	786,345
Ham Lake Charter School Lease Rev. (Parnassus Prep. Sch. Proj.)	2,720,000	5.00	11/1/36	2,589,304
Hugo Charter School Lease Rev. (Noble Academy Proj.)	750,000	5.00	7/1/29	748,762
Hugo Charter School Lease Rev. (Noble Academy Proj.)	1,000,000	5.00	7/1/34	969,400
Independence Charter School Lease Rev. (Beacon Academy Proj.)	305,000	4.25	7/1/26	295,005
Independence Charter School Lease Rev. (Beacon Academy Proj.)	750,000	4.75	7/1/31	709,800
Independence Charter School Lease Rev. (Beacon Academy Proj.)	1,200,000	5.00	7/1/36	1,113,120
Independence Charter School Lease Rev. (Paladin High School Proj.)	225,000	3.25	6/1/31	185,648
Independence Charter School Lease Rev. (Paladin High School Proj.)	1,410,000	4.00	6/1/51	959,829
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	585,000	4.00	12/1/31	517,754
Minneapolis School Lease Rev. (Friendship Academy of the Arts) [4]	1,385,000	5.25	12/1/43	1,217,180
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	4.25	12/1/27	972,330
Minneapolis School Lease Rev. (Twin Cities International School) [4]	1,000,000	5.00	12/1/37	962,310
MN Higher Education Fac. Auth. Rev. (Augsburg College)	3,195,000	4.25	5/1/40	2,624,501
MN Higher Education Fac. Auth. Rev. (Bethel Univ.)	1,500,000	5.00	5/1/47	1,300,605
MN Higher Education Fac. Auth. Rev. (College of St. Benedict)	1,900,000	5.00	3/1/37	1,934,751
MN Higher Education Fac. Auth. Rev. (College of St. Olaf)	2,530,000	3.00	10/1/41	2,040,647
MN Higher Education Fac. Auth. Rev. (Macalester College)	300,000	3.00	3/1/43	239,433
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	2,000,000	5.00	10/1/47	2,085,320
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	5.00	10/1/47	4,170,640
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	750,000	5.00	4/1/35	786,607
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	3,150,000	4.00	4/1/39	2,972,529
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	850,000	5.00	10/1/40	892,279
MN Higher Education Fac. Auth. Rev. (Univ. of St. Thomas)	4,000,000	4.00	10/1/44	3,732,480
MN Office of Higher Education Rev. [8]	2,505,000	2.65	11/1/38	2,051,921
MN Office of Higher Education Rev. [8]	1,415,000	4.00	11/1/37	1,403,298
Moorhead Educational Fac. Rev. (Concordia College Corp. Proj.)	1,250,000	5.00	12/1/40	1,272,063
Savage Charter School Lease Rev. (Aspen Academy)	395,000	4.00	10/1/26	379,820

DECEMBER 31, 2022	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31,2022

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
St. Cloud Charter School Lease Rev. (Stride Academy Proj.)	1,850,000	5.00	4/1/36	1,510,173
St. Paul Hsg. & Redev. Auth.	700,000	5.00	12/1/30	707,210
St. Paul Hsg. & Redev. Auth.	1,150,000	5.00	12/1/37	1,151,576
St. Paul Hsg. & Redev. Auth.	705,000	5.00	12/1/46	671,914
St. Paul Hsg. & Redev. Auth. (German Immersion School)	95,000	4.00	7/1/23	94,661
St. Paul Hsg. & Redev. Auth. (German Immersion School)	855,000	5.00	7/1/33	837,242
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	280,000	4.25	12/1/23	279,244
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	1,500,000	5.00	12/1/33	1,454,985
St. Paul Hsg. & Redev. Auth. (Higher Ground Academy Proj.)	390,000	5.13	12/1/38	370,679
St. Paul Hsg. & Redev. Auth. (Hope Community Academy Proj.)	720,000	4.50	12/1/29	677,858
St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,000,000	3.00	6/1/31	825,710
St. Paul Hsg. & Redev. Auth. (Math & Science Academy) [4]	1,225,000	4.00	6/1/51	829,154
St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	325,000	2.00	9/1/26	294,177
St. Paul Hsg. & Redev. Auth. (Nova Classical Academy Proj.)	350,000	4.00	9/1/31	328,675
St. Paul Hsg. & Redev. Auth. (St. Paul Conservatory for Performing Artists)	1,135,000	4.63	3/1/43	954,966
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	735,000	4.00	7/1/25	717,808
St. Paul Hsg. & Redev. Auth. (Twin Cities Academy Proj.)	955,000	5.00	7/1/35	905,636
St. Paul Hsg. & Redev. Auth. (Twin Cities German Immersion School)	555,000	5.00	7/1/49	484,460
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	950,000	3.00	12/1/29	843,553
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	600,000	4.00	12/1/39	522,948
St. Paul Hsg. & Redev. Auth. Rev. (Community of Peace Academy Proj.)	1,000,000	4.00	12/1/49	789,780
St. Paul Hsg. & Redev. Auth. Rev. (Metro Deaf School Proj.) [4]	700,000	5.00	6/15/38	661,773
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	600,000	4.00	9/1/36	513,276
St. Paul Hsg. & Redev. Auth. Rev. (Nova Classical Academy Proj.)	1,000,000	4.13	9/1/47	780,560
Woodbury Charter School Lease Rev.	450,000	3.00	12/1/30	409,167
Woodbury Charter School Lease Rev.	400,000	4.00	12/1/40	354,516
Woodbury Charter School Lease Rev.	555,000	4.00	12/1/50	458,818

				70,659,909

Escrowed To Maturity/Prerefunded - 1.5%
Lakeville Hsg. & Redev. Auth. Parking Rev. (Ice Arena. Proj.)	1,250,000	4.00	2/1/32	1,297,962
St. Paul Park Health Care Facs. Rev (Presbyterian Homes Interlu Proj.)	1,000,000	5.00	5/1/43	1,025,550
Western MN Municipal Power Agy. Rev.	4,725,000	5.00	1/1/46	4,824,556

				7,148,068

General Obligation - 10.2%
Apple Valley G.O.	365,000	2.00	12/15/41	241,886
Blooming Prairie Independent School District No. 756	1,300,000	2.25	2/1/45	860,444
Duluth Independent School District No. 709 [6]	1,325,000	1.90	2/1/31	975,929
Duluth Independent School District No. 709 [6]	1,080,000	2.03	2/1/32	759,856
Duluth Independent School District No. 709 [6]	1,075,000	2.15	2/1/33	721,175
Itasca County Independent School District No. 318	4,050,000	2.00	2/1/39	2,839,050
Itasca County Independent School District No. 318	4,250,000	2.00	2/1/40	2,916,987
Itasca G.O.	2,500,000	2.38	2/1/45	1,700,550
Itasca G.O.	4,000,000	2.50	2/1/50	2,680,280
Lakeville Independent School District No. 194	500,000	2.00	2/1/37	368,375
Madison Lake G.O.	590,000	2.13	2/1/42	419,667

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Minnetonka Independent School District No. 276	1,900,000	5.00	2/1/41	1,951,642
Moorhead G.O.	605,000	2.00	2/1/38	443,017
Moorhead G.O.	365,000	2.13	2/1/40	258,274
Moorhead G.O.	370,000	2.13	2/1/41	258,064
Moorhead G.O.	510,000	2.13	2/1/42	351,614
Morrison Co. Education District No. 6979	1,000,000	4.50	2/1/34	1,002,320
Norwood Young America Independent School District No. 108	2,000,000	2.13	2/1/41	1,383,840
Norwood Young America Independent School District No. 108	1,400,000	2.13	2/1/42	955,304
Norwood Young America Independent School District No. 108	1,500,000	2.25	2/1/45	1,007,430
Owatonna Independent School District No. 761	750,000	2.13	2/1/40	526,410
Richfield Independent School District No. 280	4,000,000	4.00	2/1/37	4,052,240
Robbinsdale Independent School District No. 281	1,000,000	2.25	2/1/41	710,320
Roseau Independent School District No. 682	400,000	2.25	2/1/46	264,436
Sauk Centre Independent School District No. 743	870,000	2.00	2/1/39	613,646
Sauk Centre Independent School District No. 743	1,000,000	2.00	2/1/40	691,090
Springfield Independent School District No. 85	750,000	2.00	2/1/39	520,395
Springfield Independent School District No. 85	500,000	2.00	2/1/40	340,660
St. Cloud G.O.	1,090,000	2.00	2/1/41	788,190
St. Cloud G.O.	560,000	2.00	2/1/42	397,572
St. Paul Independent School District No. 625	2,475,000	2.00	2/1/40	1,689,014
State of Minnesota G.O.	5,550,000	2.00	9/1/41	3,802,638
United Hospital District Health Care Facs. G.O (Lake Wood Health System)	1,005,000	5.00	12/1/30	1,055,501
White Bear Lake Independent School District No. 624	10,850,000	3.00	2/1/43	8,890,273
Zumbrota-Mazeppa Independent School District No. 2805	1,500,000	2.50	2/1/44	1,109,400
				47,547,489
Hospital/Health Care - 13.0%
Anoka Health Care and Hsg. Facs. Rev.	1,135,000	5.38	11/1/34	1,078,193
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	250,000	5.00	11/1/29	253,418
Center City Heath Care Facs. Rev. (Hazelden Betty Ford Foundation Proj.)	500,000	5.00	11/1/44	502,125
Chatfield Health Care and Hsg. Facs. Rev. (Chosen Valley Care Center)	1,225,000	5.00	9/1/52	961,992
Chippewa Co. Rev. (Monte Video Hospital Proj.)	2,000,000	4.00	3/1/32	1,973,460
Crookston Health Care Facs. Rev. (Riverview Health Care Proj.)	1,000,000	4.00	5/1/32	890,060
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,400,000	5.75	8/1/30	1,124,452
Dakota Co. Community Dev. Agy. (Sanctuary at W. St. Paul Proj.)	1,050,000	6.00	8/1/35	803,974
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	400,000	4.00	6/15/35	376,044
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/35	159,819
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/36	157,393
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	375,000	4.00	6/15/36	347,190
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	170,000	4.00	6/15/37	154,758
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	350,000	4.00	6/15/37	318,619
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/38	134,748
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	375,000	4.00	6/15/38	336,870
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	150,000	4.00	6/15/39	133,218
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	225,000	4.00	6/15/39	199,827
Duluth Economic Dev. Auth. Rev. (St. Luke Hospital of Duluth)	850,000	3.00	6/15/44	583,313
Hayward Hsg. & Health Care Fac. Rev. (St. Johns Lutheran Home of Albert Lea Proj.) [2,5]	1,900,000	5.00	10/1/34	1,394,505

DECEMBER 31, 2022	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	825,000	5.00	5/1/32	858,693
Maple Grove Health Care System Rev. (Maple Grove Hospital Corp.)	4,175,000	4.00	5/1/37	3,843,087
Minneapolis Health Care System Rev. (Fairview Health Services)	2,590,000	5.00	11/15/34	2,674,641
Minneapolis Health Care System Rev. (Fairview Health Services)	2,500,000	5.00	11/15/49	2,549,875
Moorhead Economic Dev. Auth. Rev.	550,000	4.60	9/1/25	529,991
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,500,000	5.50	8/1/28	1,428,675
Oak Park Heights Nursing Home Rev. (Boutwells Landing Care Center)	1,000,000	6.00	8/1/36	919,780
Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	175,000	4.00	7/1/37	157,614
Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	200,000	4.00	7/1/39	176,882
Puerto Rico Industrial Tourist Educational Medical & Environmental Ctl. Facs. Fin. Auth. Rev. [11]	220,000	4.00	7/1/41	191,825
Rochester Health Care Facs. Rev. (Mayo Clinic)	5,000,000	5.00	11/15/33	5,965,200
Rochester Health Care Facs. Rev. (Mayo Clinic)	7,500,000	4.00	11/15/48	7,159,200
Shakopee Health Care Facs. Rev. (St. Francis Regional Medical Center Proj.)	745,000	5.00	9/1/28	760,459
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	3,750,000	5.00	5/1/46	3,815,175
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	5.00	5/1/48	510,495
St. Cloud Health Care Rev. (CentraCare Health System Proj.)	500,000	4.00	5/1/49	450,970
St. Louis Park Health Care Facs. Rev. (Mount Olivet Careview Home Health Proj.) [1]	2,250,000	4.60	6/1/41	1,884,015
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	750,000	4.00	11/15/35	750,150
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	4,000,000	4.00	11/15/43	3,672,280
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Fairview Health Services Proj.)	1,000,000	5.00	11/15/47	1,018,320
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	4,800,000	5.00	7/1/32	4,962,432
St. Paul Hsg. & Redev. Auth. Health Care Rev. (HealthPartners Oblig. Group Proj.)	2,000,000	5.00	7/1/33	2,065,480
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Senior Episcopal Homes Proj.)	2,150,000	5.00	5/1/38	1,887,248
Victoria Health Care Facs. Rev. (Augustana Emerald Care LLC)	425,000	4.25	8/1/24	413,278
				60,529,743
Industrial/Pollution Control - 0.6%
St. Paul Port Auth. Rev. [8]	1,000,000	4.00	10/1/40	924,690
St. Paul Port Auth. Rev.	1,000,000	4.00	10/1/42	929,090
St. Paul Port Auth. Solid Waste Disposal Rev. (Gerdau St. Paul Steel Mill Proj.) [4,8]	1,000,000	4.50	10/1/37	928,470
				2,782,250
Insured - 0.2%
Luverne Electric Rev.	500,000	3.00	12/1/47	376,755
Luverne Electric Rev.	700,000	3.00	12/1/51	509,166
				885,921
Multifamily Mortgage - 18.7%
Anoka Hsg. Rev. (Homestead at Anoka, Inc. Proj.)	1,000,000	5.50	11/1/46	904,160
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	3.90	2/1/31	417,620
Apple Valley Economic Dev. Auth. Rev. (Augustana Healthcare Center)	500,000	4.15	2/1/36	384,950
Apple Valley Rev. (Orchard Path Phase II Proj.)	260,000	4.00	9/1/30	245,032
Apple Valley Rev. (Orchard Path Phase II Proj.)	300,000	4.00	9/1/36	265,359
Apple Valley Rev. (Orchard Path Phase II Proj.)	440,000	4.00	9/1/41	370,863
Apple Valley Rev. (Orchard Path Phase II Proj.)	830,000	4.00	9/1/51	647,417
Apple Valley Rev. (Orchard Path Phase II Proj.)	750,000	4.00	9/1/61	556,335
Apple Valley Senior Hsg. Rev. (Orchard Path Proj.)	2,000,000	5.00	9/1/58	1,873,860
Apple Valley Senior Hsg. Rev. (Presbyterian Homes)	1,500,000	5.00	9/1/43	1,464,030

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,045,000	4.00	1/1/25	997,850
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	475,000	4.00	1/1/25	439,337
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,175,000	4.00	1/1/26	1,094,771
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,100,000	6.75	1/1/27	949,960
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	4.00	1/1/30	793,582
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,430,000	4.25	1/1/37	1,059,802
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	950,000	7.00	1/1/37	649,600
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	1,640,000	4.38	1/1/47	1,076,184
Apple Valley Senior Living Rev. (Senior Living LLC Proj.)	2,850,000	5.00	1/1/47	1,661,408
Bethel Rev. (Grandview Christian Home Proj.)	3,000,000	5.00	10/1/41	2,671,020
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,250,000	5.13	7/1/25	812,500
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	1,645,000	5.75	7/1/35	1,069,250
Blaine Senior Hsg. & Health Care Fac. Rev. (Crest View Senior Community Proj.)	2,000,000	6.13	7/1/45	1,300,000
Champlin Multifamily Hsg. Rev. (Champlin Drive Apts.)	425,000	6.00	1/1/27	425,098
Chisago Hsg. and Health Care Rev. (CDL Homes LLC)	750,000	6.00	8/1/33	751,845
Cloquet Rev. (HADC Cloquet, LLC Proj.)	180,000	2.20	8/1/28	150,572
Cloquet Rev. (HADC Cloquet, LLC Proj.)	250,000	2.60	8/1/30	201,243
Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	2.80	8/1/31	158,038
Cloquet Rev. (HADC Cloquet, LLC Proj.)	200,000	3.20	8/1/34	150,402
Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/41	370,660
Cloquet Rev. (HADC Cloquet, LLC Proj.)	500,000	4.00	8/1/48	342,765
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev.	3,500,000	4.00	1/1/42	3,500,105
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (The Quill Proj.) [4]	2,500,000	3.55	4/1/39	1,772,650
Dakota Co. Community Dev. Agy. Multifamily Hsg. Rev. (Walker Highviews Hills LLC) [4]	500,000	5.00	8/1/51	447,665
Fridley Multifamily Hsg. Rev. (Village Green Apartments Proj.)	3,334,935	3.75	11/1/34	3,290,580
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	1,350,000	5.38	8/1/34	1,167,223
Hayward Health Care Fac. Rev. (American Baptist Homes Midwest Proj.)	500,000	5.75	2/1/44	412,585
Independence Health Care Facs. Rev. (Augustana Chapel View Home)	250,000	4.00	12/1/32	208,900
Lauderdale Multifamily Hsg. Rev. (The Fern Senior Affordable Housing Proj.)	2,000,000	5.13	1/1/40	1,865,560
Maple Plain Senior Hsg. Health Care Rev. (Haven Home Inc Proj.)	500,000	5.00	7/1/39	451,490
Minneapolis & St. Paul Hsg. & Redev. Auth. Multifamily Hsg. Rev. (GNMA Collateralized) [8]	2,765,000	4.75	1/20/42	2,765,802
Minneapolis Multifamily Hsg. Rev. (14th & Central LLLP Proj.) (FNMA Collateralized)	5,000,000	2.35	2/1/38	4,234,000
Minneapolis Multifamily Hsg. Rev. (Greenway Heights Family Housing)	1,015,000	5.75	7/15/31	1,010,920
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	375,000	4.75	11/1/28	356,805
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,500,000	5.00	11/1/35	1,366,995
Minneapolis Senior Hsg. & Health Care Rev. (Ecumen Mill City Quarter)	1,090,000	4.00	11/1/25	1,045,212
Minnetonka MF Hsg. Rev. (Elmbrooke & Golden Valley Townhome Proj.) (FNMA Collateralized)	1,866,754	3.00	11/1/34	1,724,340
MN Hsg. Fin. Agy. Rental Hsg. Rev.	1,000,000	5.20	8/1/43	1,006,790
Moorhead Economic Dev. Auth. Rev. Ref. (EverCare Sr. Living LLC)	280,000	4.65	9/1/26	266,403
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	1,000,000	5.00	9/1/32	886,960
Moorhead Health Care Rev. Ref. (EverCare Sr. Living LLC)	250,000	5.13	9/1/37	212,327
New Ulm Economic Dev. Auth. Rev. (HADC Ridgeway Proj.)	1,500,000	5.00	8/1/39	1,194,585
North Oaks Rev. (Waverly Gardens Proj.)	150,000	4.25	10/1/41	135,897
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	2,000,000	4.00	10/1/33	1,874,800
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,500,000	5.00	10/1/35	1,509,540
North Oaks Senior Hsg. Rev. (Waverly Gardens Proj.)	1,000,000	5.00	10/1/47	981,810

DECEMBER 31, 2022	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Rochester Health Care & Hsg. Rev. (Homestead Rochester, Inc.)	1,950,000	5.00	12/1/30	1,813,402
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	720,000	6.38	12/1/33	724,702
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	2,500,000	6.50	12/1/35	2,517,725
Rochester Health Care & Hsg. Rev. (The Homestead at Rochester)	250,000	6.88	12/1/48	252,127
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	2,150,000	5.30	9/1/37	2,000,467
Sartell Health Care & Hsg. Fac. Rev. (Country Manor Campus LLC Proj.)	500,000	5.00	9/1/35	455,225
Sauk Rapids Health Care & Hsg. Facs. Rev. (Good Shepherd Lutheran Home Proj.)	1,705,000	5.13	1/1/39	1,514,364
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	250,000	5.75	12/1/28	250,625
St. Anthony Multifamily Hsg. Rev. (Silver Lake Village Hsg.)	2,000,000	6.00	12/1/30	2,005,060
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	750,000	4.25	7/1/39	603,615
St. Joseph Senior Hsg. & Health Care Rev. (Woodcrest of Country Manor Proj.)	1,500,000	5.00	7/1/55	1,209,060
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,950,000	4.25	12/1/27	2,848,402
St. Paul Hsg. & Redev. Auth. Health Care Rev. (Carondelet Village Proj.)	2,400,000	5.00	12/1/47	2,317,032
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	1,000,000	5.30	11/1/30	934,180
St. Paul Hsg. & Redev. Auth. Multifamily Housing Rev. (Marian Center Proj.)	2,590,000	5.38	5/1/43	2,168,918
St. Paul Park Senior Hsg. Rev. (Presbyterian Homes Bloomin Proj.)	1,000,000	5.00	9/1/42	967,120
St. Peter Hsg. & Health Care Fac. Rev. (Ecumen Second Century & Owatonna Senior Living Proj.)	875,000	5.00	3/1/40	803,950
Vergas Hsg. & Healthcare Facs. Rev. (CDL Homes Proj.)	1,000,000	4.25	8/1/43	765,370
Vergas Rev. (CDL Homes Proj.)	235,000	4.00	8/1/25	226,853
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,500,000	4.00	8/1/44	1,217,745
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	1,000,000	5.00	8/1/49	937,160
Wayzata Senior Hsg. Rev. (Folkestone Senior Living Community)	2,750,000	5.00	8/1/54	2,525,737
West St. Paul Hsg. & Health Care Rev. (Walker Westwood Ridge Camp)	250,000	5.00	11/1/49	217,142
				87,221,438
Municipal Lease - 3.0% [9]
Duluth Independent School District No. 709	1,875,000	2.60	3/1/28	1,693,200
Duluth Independent School District No. 709	920,000	3.00	3/1/32	783,628
Lake Agassiz Education Cooperative No. 0397-52	645,000	2.50	2/1/32	542,400
Lake Agassiz Education Cooperative No. 0397-52	365,000	2.75	2/1/36	292,679
Minnetonka Independent School District No. 276	400,000	3.00	3/1/42	336,984
Minnetonka Independent School District No. 276	500,000	3.00	7/1/50	400,475
Minnetonka Independent School District No. 276	1,410,000	2.25	2/1/44	946,928
Minnetonka Independent School District No. 276	1,000,000	2.13	2/1/41	687,630
Minnetonka Independent School District No. 276	750,000	2.38	7/1/51	495,307
MN Hsg. Fin. Agy. Rev.	2,065,000	3.00	8/1/43	1,628,934
MN Hsg. Fin. Agy. Rev. (State Appropriation)	2,000,000	5.00	8/1/34	2,053,500
Northeastern Metropolitan Intermediate School District No. 916	1,000,000	5.00	2/1/34	1,039,570
Pine Island Independent School District No. 255	525,000	2.00	2/1/40	382,142
Pine Island Independent School District No. 255	1,110,000	2.20	2/1/44	786,324
Pine Island Independent School District No. 255	895,000	2.25	2/1/47	610,659
Rochester Economic Dev. Auth. Rev.	485,000	2.13	2/1/38	376,719
Shakopee Independent School Dist. No. 720	500,000	2.00	2/1/31	431,950
Waconia Independent School District No. 110	500,000	5.00	2/1/37	513,385
Winona School District No. 861 Lease Purchase	97,630	6.04	8/1/24	97,780
				14,100,194

6

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Other Revenue Bonds - 2.9%
Crystal Governmental Fac. Rev.	230,798	5.10	12/15/26	213,158
Minneapolis Tax Increment Rev.	320,000	3.50	3/1/23	319,421
Minneapolis Tax Increment Rev.	170,000	3.80	3/1/25	166,806
Minneapolis Tax Increment Rev.	200,000	4.00	3/1/27	196,654
Minneapolis Tax Increment Rev.	260,000	4.00	3/1/30	248,386
Mound Hsg. & Redev. Auth. Tax Increment Rev. Ref. (Metroplain Proj.)	431,000	5.00	2/15/27	414,704
Northeastern Metropolitan Intermediate School District No. 916	2,500,000	4.00	2/1/38	2,462,975
St. Louis Park Economic Dev. Auth. Tax Increment Rev. (Hoigaard Vlg.)	175,000	5.00	2/1/23	174,904
St. Paul Hsg. & Redev. Auth. Rev. (Amherst H Wilder Foundation Proj.)	1,750,000	5.00	12/1/36	1,758,995
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (9th St. Lofts Proj.)	497,000	6.38	2/15/28	496,945
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (Emerald Gardens Proj.)	610,000	6.50	3/1/29	610,073
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	732,000	7.00	2/15/28	732,190
St. Paul Hsg. & Redev. Auth. Tax Increment Rev. (North Quadrant Owner Occupied Proj.)	481,000	7.50	2/15/28	481,005
St. Paul Port Auth. Lease Rev. (Regions Hospital Parking Ramp Proj.)	3,695,000	5.00	8/1/36	3,695,443
Virgin Islands Public Fin. Auth. (Gross Receipts Taxes Loan Note) [11]	2,000,000	5.00	10/1/42	1,631,880
				13,603,539
Sales Tax Revenue - 1.1% [11]
American Samoa Economic Development Authority Rev. [4]	300,000	6.00	9/1/23	300,228
American Samoa Economic Development Authority Rev.	2,000,000	6.25	9/1/29	2,097,660
Guam Govt. Business Privilege Tax Rev.	2,750,000	5.00	11/15/35	2,794,192
				5,192,080
Single Family Mortgage - 24.5%
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	540,000	4.45	12/1/32	540,086
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA)	45,000	4.63	12/1/30	45,018
Dakota Co. Community Dev. Agy. Single Family Mtg. Rev. (GNMA-FNMA-FHLMC)	305,000	4.88	12/1/33	305,137
Minneapolis St. Paul Hsg. Fin. Board Single Family Mtg. Rev. (GNMA-FNMA)	110,000	4.45	12/1/27	109,440
MN Hsg. Fin. Agy. Homeownership Fin.	7,295,000	2.25	7/1/41	5,572,067
MN Hsg. Fin. Agy. Homeownership Fin.	8,270,000	2.40	7/1/46	6,060,835
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,130,000	2.45	7/1/45	2,515,988
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,985,000	2.45	7/1/46	3,570,556
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,756,357	3.30	3/1/48	1,683,064
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,796,247	3.30	5/1/48	1,721,290
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	580,201	3.75	11/1/48	562,087
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	576,335	3.60	1/1/49	556,324
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	615,643	3.45	3/1/49	592,107
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	982,444	3.15	6/1/49	938,008
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,093,654	2.47	1/1/50	1,002,421
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	8,590,000	2.55	1/1/51	6,887,204
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	4,290,000	2.50	7/1/51	2,953,279
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,125,000	1.65	7/1/30	966,803
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	480,000	2.38	7/1/46	347,093
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	9,390,000	2.45	1/1/52	6,684,647
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	3,515,000	2.40	1/1/35	3,094,255
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,545,000	2.75	7/1/42	1,990,444

DECEMBER 31, 2022	7

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	1,270,000	2.90	1/1/45	1,007,999
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	575,000	2.70	7/1/33	523,779
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	255,000	2.75	1/1/34	231,968
MN Hsg. Fin. Agy. Homeownership Fin. (GNMA-FNMA-FHLMC)	2,310,000	3.00	7/1/43	1,884,983
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,995,000	3.50	1/1/32	3,928,323
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,530,000	3.60	7/1/33	1,486,426
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,340,000	2.45	7/1/34	1,221,986
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,452,000	3.80	7/1/38	3,247,400
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	4,290,000	2.55	7/1/39	3,876,144
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,130,000	3.90	7/1/43	2,892,965
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,945,000	2.80	1/1/44	2,524,955
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	2,800,000	2.70	7/1/44	2,210,264
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	3,135,000	2.75	7/1/44	2,783,943
MN Hsg. Fin. Agy. Residential Hsg. Rev. (GNMA-FNMA-FHLMC)	1,195,000	3.75	1/1/50	1,189,754
MN Hsg. Fin. Agy. Rev. [8]	1,000,000	5.35	7/1/36	1,040,850
MN Hsg. Fin. Agy. Rev. [8]	500,000	2.30	7/1/32	437,475
MN Hsg. Fin. Agy. Rev. [8]	1,585,000	2.35	1/1/33	1,382,437
MN Hsg. Fin. Agy. Rev. [8]	1,035,000	2.40	7/1/33	895,534
MN Hsg. Fin. Agy. Rev.	3,855,860	2.05	12/1/51	3,582,364
MN Hsg. Fin. Agy. Rev.	3,165,000	2.00	7/1/40	2,368,844
MN Hsg. Fin. Agy. Rev.	3,850,000	2.15	7/1/45	2,722,412
MN Hsg. Fin. Agy. Rev.	6,205,000	2.20	1/1/51	4,183,101
MN Hsg. Fin. Agy. Rev.	9,375,000	2.35	7/1/41	7,439,344
MN Hsg. Fin. Agy. Rev.	5,590,000	2.55	1/1/46	4,378,926
MN Hsg. Fin. Agy. Rev.	2,500,000	5.00	7/1/53	2,610,950
MN Hsg. Fin. Agy. Rev.	1,250,000	5.10	7/1/42	1,302,987
MN Hsg. Fin. Agy. Rev.	1,715,000	5.15	7/1/45	1,786,464
MN Hsg. Fin. Agy. Rev.	1,500,000	6.00	1/1/53	1,639,065
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC)	445,000	4.00	1/1/47	444,484
MN Hsg. Fin. Agy. Rev. (GNMA-FNMA-FHLMC) [8]	275,000	4.00	1/1/41	274,200
				114,198,479
Transportation - 0.9%
Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	1,000,000	5.00	1/1/47	1,020,010
Minneapolis & St. Paul Metro Airport Commission Sub. Rev. [8]	500,000	5.25	1/1/47	519,075
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,100,000	5.00	1/1/33	1,119,624
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	600,000	5.00	1/1/34	610,392
Minneapolis & St. Paul Metro Airport Commission Sub. Rev.	1,000,000	4.25	1/1/52	943,610
				4,212,711
Utility - 1.4%
Guam Govt. Waterworks Auth. Rev. [11]	2,000,000	5.00	1/1/46	1,967,820
Rochester Electric Utility Rev.	500,000	5.00	12/1/42	524,630
Southern Minnesota Municipal Power Agency	1,000,000	5.00	1/1/41	1,046,010
St. Paul Hsg. & Redev. Auth.	900,000	3.38	10/1/37	801,324
St. Paul Sewer Rev.	1,220,000	2.00	12/1/41	813,130
Western MN Municipal Power Agy. Rev.	550,000	5.00	1/1/25	573,463

8

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Minnesota Tax-Free Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)
Western MN Municipal Power Agy. Rev.	600,000	5.00	1/1/35	633,378

				6,359,755

Total Municipal Bonds (cost: $499,149,066)				434,441,576

	Quantity

Investment Companies - 0.3%
Nuveen Minnesota Quality Municipal Income Fund (NMS)	132,458			1,490,153

Total Investment Companies (cost: $1,829,974)				1,490,153

Total Investments in Securities - 93.5% (cost: $500,979,040)				435,931,729

Other Assets and Liabilities, net - 6.5%				30,250,104

Net Assets - 100.0%				$466,181,833

[1]

Variable rate security. Rate disclosed is as of December 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[2]	Security considered illiquid by the Investment Adviser. The total value of such securities as of December 31, 2022 was $1,394,505 and represented 0.3% of net assets.
[4]

144A Restricted Security. The total value of such securities as of December 31, 2022 was $9,435,223 and represented 2.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[5]

The issuer is in default of interest or principal payments, or other debt covenants. Income is not being accrued. The total value of such securities as of December 31, 2022 was $1,394,505 and represented 0.3% of net assets.

[6]	Zero coupon or convertible capital appreciation bond, for which the rate disclosed is either the effective yield on purchase date or the coupon rate to be paid upon conversion to coupon paying.
[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2022, 2.9% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2022 was $14,100,194 and represented 3.0% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[11]

The Fund may invest in obligations issued by U.S. territories, for example Guam, Puerto Rico, and Virgin Islands. The total value of such securities as of December 31, 2022 was $9,318,101 and represented 2.0% of net assets.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of December 31, 2022 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury Long Bond	146	March 2023	(18,300,188)	265,098
U.S. Treasury 2-Year	254	March 2023	(52,089,844)	(55,711)
U.S. Treasury 5-Year	468	March 2023	(50,511,095)	85,682
U.S. Treasury 10-Year	781	March 2023	(87,703,863)	604,806
				899,875

[10]	The amount of $9,000,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2022.

DECEMBER 31, 2022	9

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2022

Sit Minnesota Tax-Free Income Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2022 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Assets
Municipal Bonds	—	434,441,576	—	434,441,576
Investment Companies	1,490,153	—	—	1,490,153
Futures	955,586	—	—	955,586
Total:	2,445,739	434,441,576	—	436,887,315
Liabilities
Futures	(55,711)	—	—	(55,711)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant policies, including valuation of investments, refer to the Fund’s most recent annual report.

10